Segment Information and Revenue Analysis - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Number of operating segments	1
VAT refunds	$ 5,433	$ 6,603	$ 7,366